Interest rate risk	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Interest rate risk
Note 18: Fair value measurements

The following table presents the financial assets and liabilities that are measured at fair value on a recurring basis. Management classifies these items based on the type of inputs used in their respective fair value determination as described in Note 2: Significant accounting policies.

Management reviews the price of each security monthly, comparing market values to expectations and to the prior month’s price. Management's expectations are based upon knowledge of prevailing market conditions and developments relating to specific issuers and/or asset classes held in the investment portfolio. Where there are unusual or significant price movements, or where a certain asset class has performed out-of-line with expectations, the matter is reviewed by management.

Financial instruments in Level 1 include actively traded redeemable mutual funds.

Financial instruments in Level 2 include government debt securities, corporate debt securities, mortgage-backed securities and other asset-backed securities, forward foreign exchange contracts and mutual funds not actively traded.

Financial instruments in Level 3 include asset-backed securities for which the market is relatively illiquid and for which information about actual trading prices is not readily available.

There were no transfers between Level 1 and Level 2 or Level 2 and Level 3 during the year ended December 31, 2019 and the year ended December 31, 2018.

	December 31, 2019				December 31, 2018
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Equity securities
Mutual funds	7,141	278	—	7,419	6,176	319	—	6,495
Total equity securities	7,141	278	—	7,419	6,176	319	—	6,495

Available-for-sale investments
US government and federal agencies	—	2,052,446	—	2,052,446	—	1,786,507	—	1,786,507
Non-US governments debt securities	—	25,676	—	25,676	—	25,425	—	25,425
Corporate debt securities	—	—	—	—	—	78,713	—	78,713
Asset-backed securities - Student loans	—	—	12,891	12,891	—	—	12,626	12,626
Commercial mortgage-backed securities	—	—	—	—	—	123,209	—	123,209
Residential mortgage-backed securities	—	129,328	—	129,328	—	156,269	—	156,269
Total available-for-sale	—	2,207,450	12,891	2,220,341	—	2,170,123	12,626	2,182,749

Other assets - Derivatives	—	30,459	—	30,459	—	11,564	—	11,564

Financial liabilities
Other liabilities - Derivatives	—	29,826	—	29,826	—	11,236	—	11,236

Level 3 Reconciliation
The Level 3 financial instruments, shown as Asset-backed securities - Student loans in the above table, is a federal family education loan program guaranteed student loan security and is valued using a non-binding broker quote. The fair value provided by the broker is based on the last trading price of similar securities but as the market for the security is illiquid, a Level 2 classification is not supported.

The table below summarizes realized and unrealized gains and losses for Level 3 assets still held at the reporting date.

	December 31, 2019	December 31, 2018	December 31, 2017
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,626	12,493	12,493
Realized and unrealized gains (losses) recognized in other comprehensive income	265	133	—
Carrying amount at end of year	12,891	12,626	12,493

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2019			December 31, 2018
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	2,550,070	2,550,070	—	2,053,883	2,053,883	—
Securities purchased under agreements to resell	Level 2	142,283	142,283	—	27,341	27,341	—
Short-term investments	Level 1	1,218,380	1,218,380	—	52,336	52,336	—
Investments held-to-maturity	Level 2	2,208,663	2,255,987	47,324	2,066,120	2,036,214	(29,906)
Loans, net of allowance for credit losses	Level 2	5,142,622	5,161,257	18,635	4,043,889	4,047,262	3,373
Other real estate owned¹	Level 2	3,842	3,842	—	5,346	5,346	—

Financial liabilities
Customer deposits (excluding demand deposits)
Term deposits	Level 2	3,046,876	3,050,383	(3,507)	1,968,576	1,970,004	(1,428)
Deposits from banks	Level 2	33,759	33,759	—	33,822	33,822	—
Long-term debt	Level 2	143,500	147,574	(4,074)	143,322	146,261	(2,939)
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.
Note 19: Interest rate risk

The following tables set out the assets, liabilities and shareholders' equity on the date of the earlier of contractual maturity, expected maturity or repricing date. Use of these tables to derive information about the Bank’s interest rate risk position is limited by the fact that customers may choose to terminate their financial instruments at a date earlier than the contractual maturity or repricing date. Examples of this include fixed-rate mortgages, which are shown at contractual maturity but which may pre-pay earlier, and certain term deposits, which are shown at contractual maturity but which may be withdrawn before their contractual maturity subject to prepayment penalties. Investments are shown based on remaining contractual maturities. The remaining contractual principal maturities for mortgage-backed securities (primarily US government agencies) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature. In 2019, the classification of certain interest bearing and non-interest bearing cash items was revised. The 2018 table below was revised to conform to current year presentation.

December 31, 2019	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	2,462	—	—	—	—	88	2,550
Securities purchased under agreement to resell	142	—	—	—	—	—	142
Short-term investments	622	591	3	—	—	2	1,218
Investments	415	23	11	102	3,878	7	4,436
Loans	4,025	16	148	292	648	14	5,143
Other assets	—	—	—	—	—	433	433
Total assets	7,666	630	162	394	4,526	544	13,922

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	964	964
Demand deposits	7,151	—	—	—	—	2,239	9,390
Term deposits	2,435	234	305	78	—	—	3,052
Other liabilities	—	—	—	—	—	373	373
Long-term debt	70	—	—	73	—	—	143
Total liabilities and shareholders' equity	9,656	234	305	151	—	3,576	13,922

Interest rate sensitivity gap	(1,990)	396	(143)	243	4,526	(3,032)	—
Cumulative interest rate sensitivity gap	(1,990)	(1,594)	(1,737)	(1,494)	3,032	—	—

December 31, 2018	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	1,962	—	—	—	—	92	2,054
Securities purchased under agreement to resell	27	—	—	—	—	—	27
Short-term investments	40	10	—	—	—	2	52
Investments	488	35	8	245	3,473	6	4,255
Loans	3,160	278	38	223	330	15	4,044
Other assets	—	—	—	—	—	341	341
Total assets	5,677	323	46	468	3,803	456	10,773

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	882	882
Demand deposits	5,357	—	—	—	—	2,120	7,477
Term deposits	1,245	228	432	70	—	—	1,975
Other liabilities	—	—	—	—	—	296	296
Long-term debt	70	—	—	73	—	—	143
Total liabilities and shareholders' equity	6,672	228	432	143	—	3,298	10,773

Interest rate sensitivity gap	(995)	95	(386)	325	3,803	(2,842)	—
Cumulative interest rate sensitivity gap	(995)	(900)	(1,286)	(961)	2,842	—	—